Prepaid Expenses and Other Current Assets and Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued payroll and related expenses	$ 839	$ 311	$ 143
Accrued research and development expenses	198	100	119
Professional fees	229	75	133
Other	53	52	38
Total accrued expenses	$ 1,319	$ 538	$ 433